Schedule of Balance Sheets, Affect of Discontinued Operation (Details)	Dec. 31, 2016 USD ($)
Current
Cash	$ 17,287
Due from related parties	41,734
Total current assets	43,043
Capital assets	444
Assets from discontinued operation	27,567
Total assets	71,054
Current
Accounts payable	299,574
Accrued liabilities	161,047
Due to related parties	230,306
Total current liabilities	690,927
Liabilities from discontinued operation	682
Total liabilities	691,609
SHAREHOLDERS EQUITY
Common shares amount	9,525
Additional paid-in capital	42,604,878
Deficit accumulated during the exploration stage	(43,234,958)
Total shareholders' deficiency	(620,555)
Total liabilities and shareholders' deficiency	71,054
Discontinued Operations [Member]
Current
Cash	17,287
Prepaids and advances	11,270
Due from related parties	41,734
Total current assets	70,291
Capital assets	763
Assets from discontinued operation	0
Total assets	71,054
Current
Accounts payable	300,256
Accrued liabilities	161,047
Due to related parties	230,306
Total current liabilities	691,609
Liabilities from discontinued operation	0
Total liabilities	691,609
SHAREHOLDERS EQUITY
Common shares amount	9,525
Additional paid-in capital	42,604,878
Deficit accumulated during the exploration stage	(43,234,958)
Total shareholders' deficiency	(620,555)
Total liabilities and shareholders' deficiency	71,054
Discontinued Operations [Member] | Adjustment [Member]
Current
Cash	(15,978)
Prepaids and advances	(11,270)
Due from related parties	0
Total current assets	(27,248)
Capital assets	(319)
Assets from discontinued operation	27,567
Total assets	0
Current
Accounts payable	(681)
Accrued liabilities	0
Due to related parties	0
Total current liabilities	(681)
Liabilities from discontinued operation	681
Total liabilities	0
SHAREHOLDERS EQUITY
Common shares amount	0
Additional paid-in capital	0
Deficit accumulated during the exploration stage	0
Total shareholders' deficiency	0
Total liabilities and shareholders' deficiency	0
Discontinued Operations [Member] | Restated [Member]
Current
Cash	1,309
Prepaids and advances	0
Due from related parties	41,734
Total current assets	43,043
Capital assets	444
Assets from discontinued operation	27,567
Total assets	71,054
Current
Accounts payable	299,575
Accrued liabilities	161,047
Due to related parties	230,306
Total current liabilities	690,928
Liabilities from discontinued operation	681
Total liabilities	691,609
SHAREHOLDERS EQUITY
Common shares amount	9,525
Additional paid-in capital	42,604,878
Deficit accumulated during the exploration stage	(43,234,958)
Total shareholders' deficiency	(620,555)
Total liabilities and shareholders' deficiency	$ 71,054